Derivatives and Hedging (Gains and Losses on Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Foreign exchange contracts | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI	$ 0
Other Income (Expense), Net [Member] | Foreign exchange contracts | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss reclassified from AOCI into income	0
(Gain)/loss recognized in income	(13,456)	14,194
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI	305	5,417
(Gain) loss reclassified from AOCI into income	781	(3,961)
(Gain)/loss recognized in income	0
Cash Flow Hedging [Member] | Interest rate contracts | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI	0	2,721
Cash Flow Hedging [Member] | Foreign exchange contracts | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in AOCI	305	2,696
Cash Flow Hedging [Member] | Interest Expense [Member] | Interest rate contracts | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss reclassified from AOCI into income	0	0
(Gain)/loss recognized in income	0
Cash Flow Hedging [Member] | Other Income (Expense), Net [Member] | Foreign exchange contracts | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Gain) loss reclassified from AOCI into income	781	(3,961)
(Gain)/loss recognized in income	$ 0